CONTINGENCY	12 Months Ended
Mar. 31, 2022
CONTINGENCY
CONTINGENCY

NOTE G – CONTINGENCY

The outbreak of a novel strain of coronavirus (COVID-19) beginning in the first quarter of 2020 has caused significant volatility and business disruption in the U.S. economy. There has been no economic impact to the Partnership to date. However, the future economic impact of the business disruption caused by COVID-19 remains uncertain. The extent of any effects these disruptions may have on the operations and financial performance of the Partnership will depend on future developments, including possible impacts on the operations of the underlying real estate of its investments, which cannot be determined.